Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
12.	Accrued expenses and other current liabilities

Accrued expenses and other payables consist of the following:

	As of December 31,
	2022	2023
	USD	USD
Accrued expenses and other current liabilities
Deposits received from customers	$20,592	$23,410
Accrued expenses	36,883	11,227
VAT and other taxes payable	200,342	192,428
Payroll payable	51,184	29,730
Total	$309,001	$256,795